UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2009

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                OCTOBER 31, 2008
                                                                     (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 98.4%

                                                            SHARES      VALUE
                                                           -------   -----------
ELECTRIC UTILITIES - 21.4%
   Calpine * ...........................................   115,000   $ 1,345,500
   Exelon ..............................................    29,100     1,578,384
   Great Plains Energy .................................    25,000       486,000
   ITC Holdings ........................................    27,000     1,095,660
   National Grid PLC ADR ...............................    35,000     2,002,700
   PPL .................................................    50,000     1,641,000
   Sierra Pacific Resources ............................   132,500     1,098,425
   TECO Energy .........................................   180,000     2,077,200
                                                                     -----------
                                                                      11,324,869
                                                                     -----------
ENERGY - 20.8%
   ConocoPhillips ......................................    31,300     1,628,226
   Diamond Offshore Drilling ...........................    18,000     1,598,400
   EnCana ..............................................    12,000       610,920
   EXCO Resources * ....................................    34,000       312,460
   Exxon Mobil .........................................    16,800     1,245,216
   Petroleo Brasileiro ADR .............................    10,800       290,412
   Schlumberger ........................................    21,000     1,084,650
   Total ADR ...........................................    30,000     1,663,200
   Transocean ..........................................    24,000     1,975,920
   Ultra Petroleum * ...................................    13,000       605,150
                                                                     -----------
                                                                      11,014,554
                                                                     -----------
FINANCIAL SERVICES - 3.7%
   Berkshire Hathaway, Cl B * ..........................       510     1,958,400
                                                                     -----------
GAS - 28.2%
   Enbridge ............................................    38,000     1,314,800
   Energen .............................................    16,000       537,120
   Equitable Resources .................................    53,000     1,839,630
   Oneok ...............................................    80,000     2,552,000
   Sempra Energy .......................................    80,000     3,407,200
   South Jersey Industries .............................    52,050     1,773,343
   Spectra Energy ......................................    45,000       869,850

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                OCTOBER 31, 2008
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES      VALUE
                                                           -------   -----------
GAS - CONTINUED
   Williams ............................................   126,000   $ 2,642,220
                                                                     -----------
                                                                      14,936,163
                                                                     -----------
INDUSTRIALS - 6.9%
   Burlington Northern Santa Fe ........................     7,500       667,950
   General Electric ....................................   104,000     2,029,040
   Joy Global ..........................................    21,000       608,580
   Nalco Holding .......................................    25,000       353,000
                                                                     -----------
                                                                       3,658,570
                                                                     -----------
MISCELLANEOUS - 0.6%
   General Maritime ....................................    21,000       318,150
                                                                     -----------
TELECOMMUNICATION SERVICES - 12.2%
   America Movil, Ser L ADR ............................     4,500       139,230
   AT&T ................................................   103,000     2,757,310
   CommScope * .........................................    69,000     1,014,990
   Frontier Communications .............................   120,000       913,200
   Telefonica ADR ......................................    16,000       888,160
   Vodafone Group ADR ..................................    26,000       501,020
   Windstream ..........................................    30,835       231,571
                                                                     -----------
                                                                       6,445,481
                                                                     -----------
WATER UTILITIES - 4.6%
   American Water Works ................................    85,000     1,723,800
   Veolia Environnement ADR ............................    27,500       686,125
                                                                     -----------
                                                                       2,409,925
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $65,822,605) ...............................              52,066,112
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                OCTOBER 31, 2008
                                                                     (UNAUDITED)

SHORT-TERM INVESTMENT - 1.5%

                                                            SHARES      VALUE
                                                           -------   -----------
   SEI Daily Income Trust Treasury II Fund,
     Cl B, 0.150% (A)
      (Cost $790,944) ..................................   790,944   $   790,944
                                                                     -----------
   TOTAL INVESTMENTS - 99.9%
      (Cost $66,613,549) + .............................             $52,857,056
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $52,918,613.

*    NON-INCOME PRODUCING SECURITY.

(A) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008. ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS
PLC - PUBLIC LIMITED COMPANY
SER - SERIES

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $66,613,549, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,207,822 AND $(17,964,315), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                OCTOBER 31, 2008
                                                                     (UNAUDITED)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the three months ended October 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund's investments in accordance with FAS 157 carried at value:

INVESTMENTS IN SECURITIES       LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
-------------------------     -----------   -------   -------   -----------
Reaves Select Research Fund   $52,857,056     $--       $--     $52,857,056

WHR-QH-001-0900

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                   The Advisors' Inner Circle Fund II


By (Signature and Title)       /s/ Philip T. Masterson
                               --------------------------
                               Philip T. Masterson
                               President
Date:    December 22, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)       /s/ Philip T. Masterson
                               --------------------------
                               Philip T. Masterson
                               President
Date:    December 22, 2008


By (Signature and Title)       /s/ Michael Lawson
                               --------------------------
                               Michael Lawson
                               Treasurer, Controller and Chief Financial Officer
Date:    December 22, 2008